Disclosure About Oil and Gas Producing Activities (Unaudited) (Details 6) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Proven Properties:
Acquisition, equipment, exploration, drilling and environmental costs	$ 10,752,642	$ 10,480,165
Less: Accumulated depletion, depreciation and amortization	(9,742,176)	(9,629,020)
Proven	1,010,466	851,145
Unproven Properties:
Net capitalized costs - oil and gas properties	$ 1,010,466	$ 851,145